Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Net Loss Per Share [Abstract]
Schedule of Computation of Diluted Shares Outstanding due to the Losses	The following securities were excluded from the computation of diluted shares outstanding due to the losses incurred in the periods presented, as they would have had an anti-dilutive impact on the Company’s net loss:
	Three Months Ended March 31,
	2024	2023
Options to purchase shares of common stock	1,366,865	1,469,102
Warrants	7,899,661	5,264,274
Unvested shares of restricted stock	140,955	—
Common stock issuable upon conversion of Series A preferred stock	5,709,935	—
Total	15,117,416	6,733,376
The following securities were excluded from the computation of diluted shares outstanding for the periods presented, as they would have had an anti-dilutive impact on the Company’s net loss:
	Years Ended December 31,
	2023	2022
Stock options	1,904,830	1,392,654
Warrants	7,899,661	5,264,274
Unvested restricted stock	256,580	—
Common stock issuable upon conversion of Series A preferred stock	5,709,935	—
Total	15,771,006	6,656,928